Non-controlling Interests (Details) - MXN ($) $ in Thousands	1 Months Ended		5 Months Ended	12 Months Ended
	Jun. 30, 2024	Apr. 30, 2024	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Capital stock				$ 3,933,549	$ 3,933,549
Additional paid-in capital				13,359,470	13,359,470
Legal reserve				1,798,384	1,798,384
Retained earnings from prior years				102,652,140	112,041,102
Accumulated other comprehensive loss
Carrying value of the non-controlling interest				$ 9,472,723	$ 9,241,569
Sky
Accumulated other comprehensive loss
Company's ownership interest	100.00%
Sky
Accumulated other comprehensive loss
Company's ownership interest	100.00%	100.00%	58.70%	100.00%	100.00%
Non-controlling Interests
EQUITY
Capital stock				$ 747,477	$ 771,485
Additional paid-in capital				2,952,806	2,952,806
Legal reserve				149,749	149,970
Retained earnings from prior years				5,411,143	5,449,774
Net income (loss) for the year				233,242	(62,860)
Accumulated other comprehensive loss
Remeasurement of post-employment benefit obligations on defined benefit plans				(21,694)	(19,606)
Carrying value of the non-controlling interest				9,472,723	9,241,569
Dividends paid to non controlling interest				0	0
Retained Earnings
EQUITY
Retained earnings from prior years				$ 102,652,140	112,041,102	$ 120,400,302
Accumulated other comprehensive loss
Acquisition of non-controlling interests in Sky	$ 4,301,921				$ 4,301,921